Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	5,189
Ordinary shares held by the company		30,843
Shares grant of RSUs	418,733
Stock option vesting period	2 years
Weighted average fair values of RSUs granted (in Dollars per share)	$ 4.64		$ 3.41
2013 Share Option Plan [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	1,325,651
Shares grant of RSUs			340,000
Total number of shares reserved under share option plan	3,950,000
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Shares grant of RSUs	4,906	782,350	35,100
Stock option vesting period	5 years
Weighted average fair values of RSUs granted (in Dollars per share)	$ 11.68	$ 11.36	$ 9.31
Total unrecognized costs related to non-vested share-based compensation (in Dollars)		$ 5,847
Recognized over a weighted average period		1 year 25 days
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Stock option vesting period		2 years	2 years
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Stock option vesting period		4 years	4 years